Consolidated Statement of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital	Share premium	Foreign currency translation reserve	Fair value adjustment available - for - sale financial assets	Accumulated deficit	Total
Equity at beginning of period at Dec. 31, 2016	$ 800	$ 339,955	$ (37,771)	$ 218	$ (147,400)	$ 155,802
Net loss (income) for the year					917,093	917,093
Other comprehensive income (loss)			129,673	(218)		129,455
Total comprehensive (loss) income			129,673	$ (218)	917,093	1,046,548
Shareholder distribution	(650)	(340,003)			(753,274)	(1,093,927)
Distribution to equity award holders					(32,208)	(32,208)
Exercise of warrants	1	48				49
Share-based payment costs					7,082	7,082
Tax benefit resulting from share-based payment costs					6,334	6,334
Transactions with owners	(649)	$ (339,955)			(772,066)	(1,112,670)
Equity at end of period at Dec. 31, 2017	151		91,902		(2,373)	89,680
Net loss (income) for the year					(8,722)	(8,722)
Other comprehensive income (loss)			(4,154)			(4,154)
Total comprehensive (loss) income			(4,154)		(8,722)	(12,876)
Distribution to equity award holders					(761)	(761)
Exercise of warrants	1					1
Share-based payment costs					6,170	6,170
Transactions with owners	1				5,409	5,410
Equity at end of period at Dec. 31, 2018	152		87,748		(5,686)	82,214
Net loss (income) for the year					(4,221)	(4,221)
Other comprehensive income (loss)			(1,899)			(1,899)
Total comprehensive (loss) income			(1,899)		(4,221)	(6,120)
Distribution to equity award holders					(670)	(670)
Share-based payment costs					2,145	2,145
Transactions with owners					1,475	1,475
Equity at end of period at Dec. 31, 2019	$ 152		$ 85,849		$ (8,432)	$ 77,569